Related Parties (Detail Textuals) - Mobomo, LLC ("Mobomo") - Intellectual property	1 Months Ended
May 23, 2017 USD ($)
Related Party Transaction [Line Items]
Intellectual property cost	$ 500,000
Hosting services	$ 20,000